CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares
Current liabilities	$ 1,011,270	¥ 6,550,800		¥ 2,366,687
Non-current liabilities	$ 424,739	¥ 2,751,377		¥ 71,616
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Ordinary shares, authorized	303,344,804	303,344,804		303,344,804
Ordinary shares, issued	13,517,672	13,517,672		224,299,179
Ordinary shares, outstanding	13,517,672	13,517,672		224,299,179
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Ordinary shares, authorized	496,655,196	496,655,196		496,655,196
Ordinary shares, issued	419,204,400	419,204,400		134,376,522
Ordinary shares, outstanding	419,204,400	419,204,400		134,376,522
Affiliated PRC Entities without recourse
Current liabilities	$ 425,168	¥ 2,754,149		¥ 893,558
Non-current liabilities	$ 2,438	¥ 15,793		¥ 3,429